GE LIFE & ANNUITY SEPARATE ACCOUNT I

Financial Statements

June 30, 2003

(Unaudited)

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Table of Contents

June 30, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Assets and Liabilities

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Money Market Fund	S&P 500® Index Fund	Total Return Fund
Assets
Investments at market value (see cost below; note 2a):	$1,591,957	102,838	1,925,353	473,339
Dividend receivable	—	63	—	—
Receivable for units sold	—	—	—	99

Total assets	1,591,957	102,901	1,925,353	473,438

Liabilities
Accrued expenses payable to affiliate (note 4b)	2	4	82	21
Payable for units withdrawn	26	4	905	—

Total liabilities	28	8	987	21

Net assets	$1,591,929	102,893	1,924,366	473,417

Analysis of Net Assets
Attributable to:
Flexible premium variable life insurance policy owners	$33,086	96,942	1,924,366	473,417
GE Life and Annuity Assurance Company (note 4d)	1,558,843	5,952	—	—

Net assets	$1,591,929	102,894	1,924,366	473,417

Outstanding units attributable to policy owners (note 5):	2,352	4,396	25,468	8,934

Net asset value per unit	$14.07	22.05	75.56	52.99

Investments in securities, at cost	$1,439,841	102,609	1,916,798	464,091

Shares outstanding	118,626	102,838	106,668	34,078

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Operations

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Money Market Fund	S&P 500® Index Fund	Total Return Fund
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	502	—	—
Expenses — Mortality and expense risk charges (note 4a)	80	241	4,389	1,085

Net investment income	(80)	261	(4,389)	(1,085)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	178	19	(14,756)	(1,710)
Unrealized appreciation (depreciation) on investments	57,960	(19)	215,496	42,847

Net realized and unrealized gain (loss) on investments	58,138	—	200,740	41,137

Increase (decrease) in net assets from operations	$58,058	261	196,351	40,052

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Changes in Net Assets

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Money Market Fund	S&P 500® Index Fund	Total Return Fund
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income	$(80)	261	(4,389)	(1,085)
Net realized gain (loss)	178	19	(14,756)	(1,710)
Unrealized appreciation (depreciation) on investments	57,960	(19)	215,496	42,847

Increase (decrease) in net assets from operations	58,058	261	196,351	40,052

From capital transactions:
Net premiums	1,786	1,290	61,508	11,070
Loan interest	15	(1,431)	(2,271)	(1,216)
Transfers (to) from the general account of GE Life and Annuity Assurance Company (GE Life & Annuity):
Surrenders	(762)	(1,194)	(7,145)	(6,932)
Loans	—	—	(44,586)	3,435
Cost of insurance and administrative expense (note 4a)	(1,532)	(4,980)	(88,641)	(16,387)
Transfers (to) from the Guarantee Account	(5)	(34)	(339)	(98)

Increase (decrease) in net assets from capital transactions (note 5)	(498)	(6,349)	(81,474)	(10,128)

Increase (decrease) in net assets	57,560	(6,088)	114,877	29,924
Net assets at beginning of year	1,534,369	108,981	1,809,488	443,493

Net assets at end of period	$1,591,929	102,893	1,924,366	473,417

Changes in units (note 5):
Units purchased	131	58	896	304
Units redeemed	(166)	(344)	(2,077)	(514)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	(35)	(286)	(1,181)	(210)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Notes to Financial Statements

June 30, 2003

(Unaudited)

(1)	Description of Entity

GE Life & Annuity Separate Account I (the “Account”) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (“GE Life & Annuity”) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies that are no longer issued by GE Life & Annuity, although current policy owners may continue to add new premium in accordance with the terms of their policy.

GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of GE Life & Annuity’s outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of GE Life & Annuity’s outstanding common stock, and Federal, which owns approximately twelve percent of GE Life & Annuity’s outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% remaining shares of GE Life & Annuity’s outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of GE Life & Annuity’s outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”), a New York corporation.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the “Code”). GE Life & Annuity is included in the GECA consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(c)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the period ended June 30, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE INVESTMENTS FUNDS, INC.
Income Fund	$1,795	$2,349
Money Market Fund	2,123	8,248
S&P 500® Index Fund	92,094	178,075
Total Return Fund	16,780	28,092

(4)	Related Party Transactions

(a)  GE Life & Annuity

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

A charge based on the policy’s specified amount of insurance, death benefit option elected, the policy’s cash value, policy duration, as well as the gender, issue age, policy and risk class of the insured is deducted from the policy’s cash value each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the policy’s assets allocated to the Account for the mortality and expense (M&E) risks that it assumes. This Mortality and Expense risk charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.50% of the daily net assets of the Account.

(b)  Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits are accrued and payable to GE Life & Annuity.

(c)  Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc. Ownership interests may be redeemed at any time without prior notice to policy owners.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the “Fund”) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the fund based on the average daily assets at an effective annual rate .35% for the S&P 500® Index Fund, and .50% for the Money Market Fund, .50% for the Total Return Fund and .50% for the Income Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended June 30, 2003 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, and investment income ratios for the period ended June 30, 2003 follows.

Expenses as a percentage of average net assets represent the annualized policy expenses of the Account consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio, divided by the average net assets.

The total return below represents the annual total return for the six month period ended June 30, 2003 and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in the prospectus of Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I	Units	Unit Value	000s
GE Investments Funds, Inc.
Income Fund	2,352	$14.07	$33,084	0.50%	0.00%	3.53%
Money Market Fund	4,397	22.05	96,964	0.50%	1.01%	0.18%
S&P 500® Index Fund	25,469	75.56	1,924,488	0.50%	0.00%	11.28%
Total Return Fund	8,934	52.99	473,444	0.50%	0.00%	9.26%